5a. Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 466	$ 287
Deferred tax liabilities:
Intangible assets and other	25,994	22,737
Gross	26,460	23,025
Valuation allowance	(26,460)	(23,025)
Net	$ 0	$ 0